Restricted Share Units (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 30, 2024	Oct. 31, 2022	Feb. 14, 2022
Restricted Share Units [Line Items]
Restricted shares units, issued (in Shares)			80,000		2,208
Fair value	$ 804,962	$ 91,589
Restricted Share Units [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued (in Shares)	264,338	2,216		1,407
Consultants Directors And Officers [Member] | Restricted Share Units [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued (in Shares)	591,460